Vanguard International Core Stock Fund

Schedule of Investments (unaudited)
As of December 31, 2019

Market
Value
Shares	($000)
Common Stocks (98.2%)
Australia (0.8%)
Goodman Group	161,861	1,521

Belgium (0.7%)
Ageas	23,962	1,417

Brazil (2.1%)
Petroleo Brasileiro SA Preference Shares	277,400	2,095
Lojas Renner SA	143,600	2,016
4,111
Canada (6.0%)
Suncor Energy Inc.	76,987	2,523
Bank of Nova Scotia	39,197	2,214
Barrick Gold Corp.	107,044	1,988
Magna International Inc.	34,448	1,889
Canadian Natural Resources Ltd.	55,060	1,781
Methanex Corp.	33,844	1,307
11,702
China (9.8%)
*	Alibaba Group Holding Ltd. ADR	20,205	4,285
Ping An Insurance Group Co. of China Ltd.	230,500	2,728
China Merchants Bank Co. Ltd.	460,000	2,365
CNOOC Ltd.	1,299,000	2,160
Haier Electronics Group Co. Ltd.	653,000	2,040
China Overseas Land & Investment Ltd.	452,000	1,760
1	China Tower Corp. Ltd.	6,848,000	1,513
CSPC Pharmaceutical Group Ltd.	518,000	1,236
China International Travel Service Corp. Ltd. Class A (XSSC)	55,675	712
*	Alibaba Group Holding Ltd.	7,100	189
China International Travel Service Corp. Ltd. Class A (XSHG)	4,600	59
19,047
Denmark (2.2%)
AP Moller - Maersk A/S Class B	1,507	2,174
Vestas Wind Systems A/S	21,042	2,126
4,300
France (11.0%)
Vinci SA	31,590	3,518
Airbus SE	19,635	2,882
TOTAL SA	51,298	2,847
AXA SA	78,444	2,216
Schneider Electric SE	21,088	2,167
BNP Paribas SA	33,667	2,001
Engie SA	99,744	1,616
Pernod Ricard SA	9,022	1,614
Safran SA	9,001	1,390
Edenred	22,826	1,183
21,434

Germany (3.7%)
Allianz SE	10,537	2,582
adidas AG	7,546	2,456
Volkswagen AG Preference Shares	10,555	2,078
		7,116
Hong Kong (1.4%)
AIA Group Ltd.	261,000	2,745

India (1.3%)
ICICI Bank Ltd. ADR	163,545	2,468

Indonesia (0.7%)
Bank Mandiri Persero Tbk PT	2,291,200	1,266

Ireland (0.9%)
Smurfit Kappa Group plc	43,902	1,693

Japan (15.4%)
Hoya Corp.	31,500	3,007
Tokio Marine Holdings Inc.	46,600	2,609
Mitsubishi UFJ Financial Group Inc.	464,000	2,509
Mitsui Fudosan Co. Ltd.	102,600	2,508
ITOCHU Corp.	98,000	2,271
KDDI Corp.	73,600	2,196
Ono Pharmaceutical Co. Ltd.	93,800	2,141
Seven & i Holdings Co. Ltd.	54,400	1,994
Eisai Co. Ltd.	25,800	1,930
MS&AD Insurance Group Holdings Inc.	57,100	1,885
Nomura Holdings Inc.	346,300	1,782
Honda Motor Co. Ltd.	62,000	1,755
Mitsubishi Heavy Industries Ltd.	43,900	1,702
FANUC Corp.	9,000	1,662
		29,951
Mexico (2.2%)
Wal-Mart de Mexico SAB de CV	814,800	2,333
America Movil SAB de CV	2,303,600	1,840
		4,173
Netherlands (5.8%)
ASML Holding NV	10,614	3,142
Koninklijke Philips NV	51,021	2,494
Koninklijke KPN NV	698,000	2,066
* AerCap Holdings NV	30,381	1,868
Wolters Kluwer NV	24,094	1,759
		11,329
New Zealand (0.7%)
* a2 Milk Co. Ltd.	133,595	1,353

Other (4.8%)
2 Vanguard FTSE Developed Markets ETF	211,580	9,322

Russia (1.7%)
Sberbank of Russia PJSC ADR	119,400	1,967
Lukoil PJSC ADR	13,500	1,345
		3,312

South Africa (1.0%)
MTN Group Ltd.		179,152	1,056
Old Mutual Ltd.		609,694	856
			1,912
South Korea (4.9%)
Samsung Electronics Co. Ltd.		78,226	3,769
SK Hynix Inc.		30,212	2,457
KB Financial Group Inc.		40,511	1,669
LG Household & Health Care Ltd.		1,503	1,633
			9,528
Spain (2.5%)
* Iberdrola SA		286,299	2,951
Banco Bilbao Vizcaya Argentaria SA		334,170	1,876
			4,827
Switzerland (5.1%)
Nestle SA		47,162	5,106
Novartis AG		51,283	4,856
			9,962
Taiwan (4.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.		378,000	4,184
MediaTek Inc.		137,000	2,030
Uni-President Enterprises Corp.		674,000	1,671
			7,885
United Kingdom (9.4%)
Anglo American plc		94,860	2,725
BHP Group plc		115,694	2,711
AstraZeneca plc		25,607	2,563
Experian plc		69,025	2,340
Compass Group plc		84,280	2,112
Standard Chartered plc		211,000	1,989
Rio Tinto plc		33,147	1,962
London Stock Exchange Group plc		17,981	1,848
			18,250
Total Common Stocks (Cost $178,953)			190,624
	Coupon
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
3 Vanguard Market Liquidity Fund (Cost $8,840)	1.816%	88,396	8,840
Total Investments (102.8%) (Cost $187,793)			199,464
Other Assets and Liabilities-Net (-2.8%)			(5,455)
Net Assets (100%)			194,009

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of this security represented 0.8% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield
ADR—American Depositary Receipt.

International Core Stock Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	19,986	—	—
Common Stocks—Other	17,943	152,695	—
Temporary Cash Investments	8,840	—	—
Total	46,769	152,695	—

International Core Stock Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Oct. 1,		Proceeds					December
	2019[1]		from	Realized	Change in		Capital Gain	31, 2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	$000)	($000)	($000)	($000)
Vanguard FTSE
Developed Markets ETF	—	15,304	6,122	35	105	41	—	9,322
Vanguard Market
Liquidity Fund	—	NA2	NA2	—	—	33	—	8,840
Total	—			35	105	74	—	18,162

1 Commencement of subscription period for the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.